Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net operating loss carryforward	$ 2,400
Federal and State [Member]
Net operating loss carryforward	$ 10,000
Net operating loss carryforwards expire date	2037